Risk Management - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities
Available-for-sale securities		¥ 1,058,957	¥ 870,533
Securities at fair value through profit or loss
Securities at fair value through profit or loss		141,608	138,717
Derivative financial assets		428
Total		3,397,014	2,954,779
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,859)	(2,680)
Derivative financial liabilities			(1,877)
Equity securities [member]
Available-for-sale securities
Available-for-sale securities		549,166	373,943
Debt securities [member]
Available-for-sale securities
Available-for-sale securities		509,791	496,590
Fair value [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	[1]	141,608	138,717
Derivative financial assets	[1]	428
Total		1,180,357	988,614
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,859)	(2,680)
Investment contracts at fair value through profit or loss		(10)	(9)
Derivative financial liabilities	[1]		(1,877)
Total		(3,869)	(4,566)
Fair value [member] | Derivative Financial Assets [Member]
Securities at fair value through profit or loss
Derivative financial assets		428
Fair value [member] | Quoted prices in active markets level 1 [member]
Securities at fair value through profit or loss
Total		414,396	329,243
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,859)	(2,680)
Investment contracts at fair value through profit or loss		(10)	(9)
Total		(3,869)	(2,689)
Fair value [member] | Significant observable inputs level 2 [member]
Securities at fair value through profit or loss
Total		530,968	480,123
Fair value [member] | Significant unobservable inputs level 3 [member]
Securities at fair value through profit or loss
Total		234,993	179,248
Liabilities measured at fair value
Derivative financial liabilities			(1,877)
Total			(1,877)
Fair value [member] | Significant unobservable inputs level 3 [member] | Derivative Financial Assets [Member]
Securities at fair value through profit or loss
Derivative financial assets		428
Fair value [member] | Equity securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		56,402	50,714
Fair value [member] | Equity securities [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		236,323	143,469
Securities at fair value through profit or loss
Securities at fair value through profit or loss		40,281	35,241
Fair value [member] | Equity securities [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		58,314	32,707
Fair value [member] | Equity securities [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		102,349	92,304
Securities at fair value through profit or loss
Securities at fair value through profit or loss		16,101	13,967
Fair value [member] | Equity securities [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities		32,640	31,348
Securities at fair value through profit or loss
Securities at fair value through profit or loss		0	1,506
Fair value [member] | Equity securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		98,904	53,479
Fair value [member] | Equity securities [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		20	0
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		214,206	113,750
Securities at fair value through profit or loss
Securities at fair value through profit or loss		40,070	34,392
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		102,349	92,260
Securities at fair value through profit or loss
Securities at fair value through profit or loss		16,023	13,891
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		0	34
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		22,117	15,871
Securities at fair value through profit or loss
Securities at fair value through profit or loss		211	849
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities			44
Securities at fair value through profit or loss
Securities at fair value through profit or loss		78	76
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities		32,640	31,348
Securities at fair value through profit or loss
Securities at fair value through profit or loss			1,506
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		28,319
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		20
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities			13,848
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		58,314	32,707
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		70,585	53,445
Fair value [member] | Debt securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		85,206	88,003
Fair value [member] | Debt securities [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		23,758	28,440
Securities at fair value through profit or loss
Securities at fair value through profit or loss		41	118
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		171,189	180,273
Securities at fair value through profit or loss
Securities at fair value through profit or loss		6,859	6,760
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		148,455	185,720
Securities at fair value through profit or loss
Securities at fair value through profit or loss		77,215	79,774
Fair value [member] | Debt securities [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		53,922	21,514
Fair value [member] | Debt securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		112,467	80,643
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,091	1,351
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		2,620	2,587
Securities at fair value through profit or loss
Securities at fair value through profit or loss		33	82
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		24,305	53,433
Securities at fair value through profit or loss
Securities at fair value through profit or loss		362	1,556
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		5,360	10,206
Securities at fair value through profit or loss
Securities at fair value through profit or loss		7,999	7,052
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		1,069
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		0
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		21,138	25,853
Securities at fair value through profit or loss
Securities at fair value through profit or loss		8	36
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		146,884	126,840
Securities at fair value through profit or loss
Securities at fair value through profit or loss		6,497	5,204
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		143,095	175,514
Securities at fair value through profit or loss
Securities at fair value through profit or loss		69,200	72,722
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		52,853	21,314
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		6,817	1,595
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,091	1,351
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Corporate bonds [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		16
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities			200
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		¥ 105,650	¥ 79,048

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.